8. COMMON STOCK (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of option
Beginning Balance	9,135,500	9,292,800
Granted	1,882,000	575,000
Exercised		(427,147)
Cancelled		(157,153)
Expired	(1,177,500)
Forfeited	(617,000)	(148,000)
Ending Balance	9,223,000	9,135,500
Weighted Average Exercise Price
Beginning Balance	$ 2.16	$ 2.09
Granted	$ 1.22	$ 2.77
Exercised		$ 1.66
Cancelled		$ 1.32
Expired	$ 2.14
Forfeited	$ 2.05	$ 2.31
Ending Balance	$ 1.98	$ 2.16